                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA  02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Anna J. Guerin
Title: Attorney
Phone: (617) 951-9762

Signature, Place, and Date of Signing:


/s/ Anna J. Guerin                               Boston, MA          May 10,2011
-------------------------------------   ---------------------------   ----------
             [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:          6
Form 13F Information Table Value Total:   $289,793
                                        (thousands)

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4  COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
------------------------------- -------- ------------ -------- ---------- ------------------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR   SH/ PUT INVESTMENT   OTHER  ----------------------
        NAME OF ISSUER            CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------- -------- ------------ -------- ---------- -------- ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS, INC.  COMMON  00448Q-20-1     7,983  1,116,432             SOLE              1,116,432
AEGERION PHARMACEUTICALS, INC.   COMMON  00767E-10-2    46,166  2,786,110             SOLE              2,786,110
ASPEN TECHNOLGY, INC.            COMMON  045327-10-3   101,747  6,787,633             SOLE              6,787,633
CLEAN DIESEL TECHNOLOGIES, INC.  COMMON  18449C-40-1       240     27,950             SOLE                 27,950
FLEETCOR TECHNOLOGIES, INC.      COMMON  339041-10-5   133,642  4,091,925             SOLE              4,091,925
MTI TECHNOLOGY, CORP.            COMMON  553903-10-5        15 17,192,037             SOLE             17,192,037
                                                      --------
                                                       289,793